Operating Segment and Geographical Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segment and Geographical Information
Revenues	$ 0	$ 0	$ 0
Interest income	1,732	4,543	4,065
Income tax expense	0	7,758	1,047
Net loss and comprehensive loss attributable to the Company's ordinary shareholders	(1,939)	(7,910)	(66)
Single reportable segment
Operating Segment and Geographical Information
Selling, general and administrative expenses - professional services	(1,332)	(2,537)	(1,457)
Selling, general and administrative expenses - compensation and benefits	(480)	(480)	(480)
Selling, general and administrative expenses - management fee	(850)
Selling, general and administrative expenses - others	(1,073)	(1,796)	(1,147)
Interest income	1,732	4,543	4,065
Income tax expense		(7,758)	(1,047)
Other segment item	64	118
Net loss and comprehensive loss attributable to the Company's ordinary shareholders	$ (1,939)	$ (7,910)	$ (66)